CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares Chief executive officer	Ordinary Shares	Preferred Shares New Wave	Preferred Shares	Treasury Stock	Additional Paid-In Capital Chief executive officer	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Chief executive officer	New Wave	Total
Balances at Dec. 31, 2014		$ 8,991			$ (348,979)		$ 1,746,293	$ 216,517	$ 522,950	$ 275,498			$ 2,421,270
Balances (in shares) at Dec. 31, 2014		67,605,000			(7,571,000)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 68					1,394						1,462
Issuance of ordinary shares pursuant to stock plans (in shares)		510,000
Issuance of shares	$ 1,463					$ 454,927					$ 456,390
Issuance of shares (in shares)	11,000,000
Non-cash stock-based compensation expenses							29,740			26,399			56,139
Repurchase of ordinary shares (Note 18)					$ (61,714)								(61,714)
Repurchase of ordinary shares (Note 18) (in shares)					(1,704,000)
Deemed distribution to non-controlling shareholders (related to sale of the Weibo Fund by SINA to Weibo)							(8,153)			8,153			8,153
Tax payment on SINA's sale of Weibo share to Alibaba							(27,800)						(27,800)
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests										(808)			(808)
Settlement of stock-based awards in a subsidiary							15,500			(7,377)			8,123
Net income									25,678	10,045			35,723
Unrealized gain (loss) on available-for-sale securities (Note 4)								24,892					24,892
Currency translation adjustments								(36,495)		(514)			(37,009)
Balances at Dec. 31, 2015		$ 10,522			$ (410,693)		2,211,901	204,914	548,628	311,396			2,876,668
Balances (in shares) at Dec. 31, 2015		79,115,000			(9,275,000)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 191					31,667						31,858
Issuance of ordinary shares pursuant to stock plans (in shares)		1,429,000
Non-cash stock-based compensation expenses							36,926			36,902			73,828
Repurchase of ordinary shares (Note 18)					$ (26,125)								(26,125)
Repurchase of ordinary shares (Note 18) (in shares)					(332,000)
In-kind distribution of Weibo's shares (Note 15)							316,650		(338,598)	21,948
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests							1,093			5,557			6,650
Settlement of stock-based awards in a subsidiary							11,936			(7,950)			3,986
Net income									225,087	52,221			277,308
Unrealized gain (loss) on available-for-sale securities (Note 4)								(82,050)		1,255			(80,795)
Currency translation adjustments								(62,459)		(9,940)			(72,399)
Balances at Dec. 31, 2016		$ 10,713			$ (436,818)		2,610,173	60,405	435,117	411,389			$ 3,090,979
Balances (in shares) at Dec. 31, 2016		80,544,000			(9,607,000)								80,543,686
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 125					808						$ 933
Issuance of ordinary shares pursuant to stock plans (in shares)		946,000
Issuance of shares			$ 7									$ 7
Issuance of shares (in shares)			7,000
Non-cash stock-based compensation expenses							43,011			48,376			91,387
Repurchase of ordinary shares (Note 18)					$ (47,624)								(47,624)
Repurchase of ordinary shares (Note 18) (in shares)					(473,000)
In-kind distribution of Weibo's shares (Note 15)							522,271		(554,016)	31,745
Non-controlling interests arising from business acquisitions (Note 5)										43,112			43,112
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests							(1,868)			19,382			17,514
Settlement of stock-based awards in a subsidiary							17,678			(15,471)			2,207
Net income									156,569	192,994			349,563
Unrealized gain (loss) on available-for-sale securities (Note 4)								(35,075)		(532)			(35,607)
Currency translation adjustments								65,366		21,892			87,258
Balances at Dec. 31, 2017		$ 10,838		$ 7	$ (484,442)		$ 3,192,073	$ 90,696	$ 37,670	$ 752,887			$ 3,599,729
Balances (in shares) at Dec. 31, 2017		81,490,000		7,000	(10,080,000)								81,489,677